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                               MENTOR PERPETUAL
                            INTERNATIONAL PORTFOLIO
                             CLASS A AND B SHARES
                        Supplement dated June 1, 1999
                     to the Prospectus dated March 1, 1999

The table labeled AVERAGE ANNUAL TOTAL RETURNS on the bottom of page 4 of the Prospectus is hereby deleted and replaced with the following:



        AVERAGE ANNUAL
         TOTAL RETURNS
      (FOR PERIODS ENDING                        LIFE OF CLASS
      DECEMBER 31, 1998)          PAST YEAR     (SINCE 12/27/96)
------------------------------   -----------   -----------------
Perpetual International
   Portfolio - Class A               6.75%            8.84%

Perpetual International
   Portfolio - Class B               8.46%           10.21%

Morgan Stanley Capital
   International EAFE Index*        20.33%           10.82%

Unlike the bar chart, this performance information reflects the impact of sales charges, as required by SEC rules. Class A information reflects the current maximum initial sales charge; Class B performance reflects the applicable deferred sales charge if shares had been redeemed on December 31, 1998.


                            YOU SHOULD RETAIN THIS
                             SUPPLEMENT WITH YOUR
                                 PROSPECTUS FOR
                               FUTURE REFERENCE.